Financial risk management and financial instruments - Expected Credit Losses (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Detail on expected credit losses recognised
Financial assets	R (92,029)	R (87,991)
Receivables | Impairment
Detail on expected credit losses recognised
Financial assets	863	547
Receivables | Lifetime | Impairment
Detail on expected credit losses recognised
Financial assets	797	445
Receivables | Lifetime | Impairment | Significant increase in credit risk since initial recognition
Detail on expected credit losses recognised
Financial assets	102	1
Receivables | Lifetime | Impairment | Simplified approach for trade receivables
Detail on expected credit losses recognised
Financial assets	34	30
Receivables | Lifetime | Impairment | Credit impaired
Detail on expected credit losses recognised
Financial assets	661	414
Receivables | 12-months | Impairment
Detail on expected credit losses recognised
Financial assets	66	102
Long-term receivables
Detail on expected credit losses recognised
Financial assets	R (2,803)	R (3,023)
Long-term receivables | AAA to A-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	29.00%	51.00%
Long-term receivables | BBB to B-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	59.00%	43.00%
Long-term receivables | CCC+ and below
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	12.00%	6.00%
Long-term receivables | Impairment
Detail on expected credit losses recognised
Financial assets	R 111	R 85
Long-term receivables | Lifetime | Impairment
Detail on expected credit losses recognised
Financial assets	49	41
Long-term receivables | Lifetime | Impairment | Credit impaired
Detail on expected credit losses recognised
Financial assets	49	41
Long-term receivables | 12-months | Impairment
Detail on expected credit losses recognised
Financial assets	R 62	R 44
Trade receivable | AAA to A-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	77.00%	73.00%
Trade receivable | BBB to B-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	18.00%	24.00%
Trade receivable | CCC+ and below
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	5.00%	3.00%
Trade receivable | Impairment
Detail on expected credit losses recognised
Financial assets	R 261	R 131
Trade receivable | Lifetime | Impairment
Detail on expected credit losses recognised
Financial assets	261	131
Trade receivable | Lifetime | Impairment | Simplified approach for trade receivables
Detail on expected credit losses recognised
Financial assets	34	30
Trade receivable | Lifetime | Impairment | Credit impaired
Detail on expected credit losses recognised
Financial assets	R 227	R 101
Other receivables | AAA to A-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	82.00%	83.00%
Other receivables | BBB to B-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	15.00%	15.00%
Other receivables | CCC+ and below
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	3.00%	2.00%
Other receivables | Impairment
Detail on expected credit losses recognised
Financial assets	R 491	R 331
Other receivables | Lifetime | Impairment
Detail on expected credit losses recognised
Financial assets	487	273
Other receivables | Lifetime | Impairment | Significant increase in credit risk since initial recognition
Detail on expected credit losses recognised
Financial assets	102	1
Other receivables | Lifetime | Impairment | Credit impaired
Detail on expected credit losses recognised
Financial assets	385	272
Other receivables | 12-months | Impairment
Detail on expected credit losses recognised
Financial assets	4	58
Cash and cash equivalents
Detail on expected credit losses recognised
Financial assets	R (53,926)	R (43,140)
Cash and cash equivalents | AAA to A-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	20.00%	18.00%
Cash and cash equivalents | BBB to B-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	78.00%	81.00%
Cash and cash equivalents | CCC+ and below
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	2.00%	1.00%